Expense Example - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579